Cover	Apr. 13, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On April 14, 2026, CareCloud, Inc. (the “Company”) filed with the Securities and Exchange Commission a Current Report on Form 8-K (the “Original Report”) to disclose that, together with other items, the Company entered into a Credit Agreement with Citizens Bank, N.A., as administrative agent, issuing bank and a lender (“Citizens”), Provident Bank, as a lender, and the other parties thereto, which provides for a $40 million term loan facility and a $10 million revolving credit facility (the “Credit Facility”). The Original Report provided that (i) as a post-closing condition for the Credit Facility, Mahmud Haq, the Company’s Executive Chairman, will enter into a Securities Account Pledge Agreement in favor of Citizens, as administrative agent, pursuant to which he will pledge certain securities accounts as additional collateral support for the Credit Facility, (ii) in consideration for this pledge, Mr. Haq will receive a warrant exercisable for 4,300,000 shares of common stock of the Company at a strike price of $5.00 per share (the “Warrant”), and (iii) upon execution and delivery of the Securities Account Pledge Agreement and the Warrant, the Company will file an amendment to the Original Report on Form 8-K to include the executed Securities Account Pledge Agreement and Warrant as exhibits thereto.
Document Period End Date	Apr. 13, 2026
Entity File Number	001-36529
Entity Registrant Name	CARECLOUD, INC.
Entity Central Index Key	0001582982
Entity Tax Identification Number	22-3832302
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7 Clyde Road
Entity Address, City or Town	Somerset
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08873
City Area Code	(732)
Local Phone Number	873-5133
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CCLD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false